Segments Total Assets (Details) - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
Segment Reporting Information [Line Items]
Assets	$ 1,847,912	$ 1,306,213
Assets, Continued Operations	1,749,773	1,174,969
Operating Segments [Member]
Segment Reporting Information [Line Items]
Assets	1,546,577	1,135,763
Operating Segments [Member] | Vitamin Shoppe [Member]
Segment Reporting Information [Line Items]
Assets	607,148	679,646
Operating Segments [Member] | Buddy's [Member]
Segment Reporting Information [Line Items]
Assets	137,698	188,941
Operating Segments [Member] | American Freight
Segment Reporting Information [Line Items]
Assets	801,731	267,176
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Assets	$ 203,196	$ 39,206